General information and list of principal subsidiaries - Subsidiaries (Details) - 12 months ended Dec. 31, 2024	HKD ($)	CNY (¥)	IDR (Rp)	INR (₨)	USD ($)	CAD ($)	SGD ($)	VND (₫)
MINISO Universal Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Global Holding Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Development Hong Kong Limited
General information, reorganization and basis of presentation
Group's effective interest (direct or indirect)	100.00%
MINISO Investment Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital | $	$ 80,100,000
Group's effective interest (direct or indirect)	100.00%
MINISO Hong Kong Limited
General information, reorganization and basis of presentation
Registered Capital | $	$ 350,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital		¥ 139,693,019
Group's effective interest (direct or indirect)	100.00%
MINISO (Hengqin) Enterprise Management Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital		10,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO International (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital		65,000,000
Group's effective interest (direct or indirect)	100.00%
MINISO Youxuan Technology (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital		10,000,000
Group's effective interest (direct or indirect)	100.00%
Pt. MINISO Lifestyle Trading Indonesia
General information, reorganization and basis of presentation
Registered Capital | Rp			Rp 53,289,350,000
Group's effective interest (direct or indirect)	67.00%
MINISO Life Style Private Limited
General information, reorganization and basis of presentation
Registered Capital | ₨				₨ 669,540,570
Group's effective interest (direct or indirect)	100.00%
USA MINISO Depot Inc.
General information, reorganization and basis of presentation
Registered Capital | $					$ 67,041,441
Group's effective interest (direct or indirect)	100.00%
MIHK Management Inc.
General information, reorganization and basis of presentation
Registered Capital | $						$ 100
Group's effective interest (direct or indirect)	100.00%
MINISO LIFESTYLE SINGAPORE PRIVATE LIMITED
General information, reorganization and basis of presentation
Registered Capital | $							$ 3,000
Group's effective interest (direct or indirect)	100.00%
MINISO VIETNAM LIMITED LIABILITY COMPANY
General information, reorganization and basis of presentation
Registered Capital | ₫								₫ 20,000,000,000
Group's effective interest (direct or indirect)	90.00%
TOP TOY (Guangdong) Cultural Creativity Co., Ltd. (Formerly known as TOP TOY (Guangdong) Technology Co., Ltd.)
General information, reorganization and basis of presentation
Registered Capital		5,000,000
Group's effective interest (direct or indirect)	100.00%
Mingyou Industrial Investment (Guangzhou) Co., Ltd.
General information, reorganization and basis of presentation
Registered Capital		¥ 2,126,000,000
Group's effective interest (direct or indirect)	100.00%